Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Mortgage Opportunities Capital LLC 505 North Brand Boulevard Glendale, California 91203

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Mortgage Opportunities Capital LLC (the “Company”) and Doubleline Mortgage Opportunities Master Fund LP, Doubleline Capital LP, Morgan Stanley & Co. LLC, J.P. Morgan Securities LLC, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Goldman Sachs & Co. LLC and Cantor Fitzgerald & Co. (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of notes by Grand Avenue CRE 2020-FL2 Ltd. and Grand Avenue CRE 2020-FL2 LLC.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 21, 2020, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 18 commercial mortgage loans secured by 27 mortgaged properties (the “Mortgage Assets”).

From February 4, 2020 through May 20, 2020, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable”, to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of Deloitte Touche Tohmatsu Limited

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 21, 2020

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, promissory note, subordinate loan agreement, subordinate promissory note, amendment to loan documents or assignment and assumption of loan and omnibus amendment to loan documents (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement and mezzanine promissory note (collectively, the “Mezzanine Loan Agreement”);
•	Mortgage, deed of trust, security agreement or assignment of leases (collectively, the “Deed of Trust”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	Interest rate cap agreement or interest rate cap confirmation (collectively, the “Interest Rate Cap Agreement”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwriting Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report and draft seismic report (collectively, the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);
•	Property management agreement or assignment of property management agreement (collectively, the “Property Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”); and
•	For the Mortgage Asset identified on the Data File as “Woodhaven Apartments,” the mortgage loan amortization schedule (the “Amortization Schedule”).

Characteristics

Count	Characteristic	Source Document
1	DL Loan #	None – Company Provided
2	Loan / Property Flag	Loan Agreement
3	Property Name	None – Company Provided
4	Property Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	Property County	Appraisal Report
8	Zip Code	Appraisal Report
9	Year Built	Appraisal Report
10	Year Renovated	Appraisal Report
11	General Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	# of Units	Rent Roll
14	Unit of Measure	Rent Roll
15	# Properties	Deed of Trust
16	Lien Position	Title Policy
17	Mortgage Loan Type	Loan Agreement
18	Ownership Interest	Title Policy
19	Physical Occupancy (%)	Rent Roll
20	Physical Occupancy Source Date	Rent Roll
21	Loan Purpose	Settlement Statement
22	Origination Date	Loan Agreement
23	First Payment Date	Loan Agreement
24	Mortgage Loan Annual Debt Service ($)	Refer to Calculation Procedures below
25	Fully Funded Mortgage Loan Annual Debt Service ($)	Refer to Calculation Procedures below
26	Total Debt Annual Debt Service ($)	Refer to Calculation Procedures below
27	Mezzanine Debt Annual Debt Service ($)	Refer to Calculation Procedures below
28	Mortgage Loan Initial Funded Amount ($)	Loan Agreement
29	Mortgage Loan Fully Funded Amount ($)	Loan Agreement/Servicer Report
30	Mortgage Asset Contributed Balance ($)	Servicer Report
31	% of Cut-off Principal Balance	Refer to Calculation Procedures below
32	Mortgage Loan Maturity Date Balance ($)	Refer to Calculation Procedures below
33	Fully Funded Mortgage Loan Maturity Balance ($)	Refer to Calculation Procedures below
34	Pari Passu Cut-off Date Balance ($)	Refer to Calculation Procedures below
35	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
36	Subordinate Secured Debt Cut-off Date Balance ($)	Not Applicable
37	Whole Loan Cut-off Date Balance ($)	Refer to Calculation Procedures below
38	Committed Whole Loan Amount ($)	Refer to Calculation Procedures below
39	Mezzanine Debt Cut-off Date Balance ($)	Servicer Report

Count	Characteristic	Source Document
40	Future Funding Initial Amount ($)	Refer to Calculation Procedures below
41	Future Funding Remaining as of Cut-off Date ($)	Refer to Calculation Procedures below
42	Mortgage Loan Future Funding Requirement	Loan Agreement
43	Total Debt Cut-off Date Balance ($)	Refer to Calculation Procedures below
44	Mortgage Loan Cut-Off Balance / Unit ($)	Refer to Calculation Procedures below
45	Mortgage Loan Fully Funded / Unit ($)	Refer to Calculation Procedures below
46	Total Debt Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
47	Mortgage Loan Maturity Date Balance / Unit ($)	Refer to Calculation Procedures below
48	Rate Type	Loan Agreement
49	Cut-off Date Interest Rate	Refer to Calculation Procedures below
50	Index	Loan Agreement
51	Gross Margin	Loan Agreement
52	Floor Rate	Refer to Calculation Procedures below
53	Margin Step Up (Yes/No)	Loan Agreement
54	Margin Step Up Description	Loan Agreement
55	LIBOR Rounding Direction	Loan Agreement
56	LIBOR Rounding Factor	Loan Agreement
57	LIBOR Floor (%)	Loan Agreement
58	1st LIBOR Cap Strike Price (%)	Interest Rate Cap Agreement
59	1st LIBOR Cap Exp. Date	Interest Rate Cap Agreement
60	2nd LIBOR Cap Strike Price (%)	Interest Rate Cap Agreement
61	2nd LIBOR Cap Exp. Date	Interest Rate Cap Agreement
62	3rd LIBOR Cap Strike Price (%)	Interest Rate Cap Agreement
63	3rd LIBOR Cap Exp. Date	Interest Rate Cap Agreement
64	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
65	Subordinate Secured Debt Gross Margin %	Loan Agreement
66	Subordinate Secured Debt Interest Rate (%)	Loan Agreement
67	Mezzanine Debt Cut-off Date Interest Rate	Mezzanine Loan Agreement
68	Mezzanine Debt Gross Margin	Mezzanine Loan Agreement
69	Total Debt Cut-off Date Interest Rate	Loan Agreement
70	Total Debt Gross Margin	Loan Agreement
71	LIBOR Cap Provider	Interest Rate Cap Agreement
72	LIBOR cap Counterparty Rating (S&P / MIS / FITCH)	Ratings Screenshots
73	Interest Accrual Method	Loan Agreement
74	LIBOR Lookback Days	Loan Agreement
75	Exit Fee (%)	Loan Agreement
76	Servicing Fee (%)	Not Applicable
77	Other Fee (%)	Not Applicable
78	Initial Loan Term (Original)	Loan Agreement
79	Initial Loan Term (Remaining)	Refer to Calculation Procedures below
80	Original Amortization Term	Loan Agreement
81	Remaining Amortization Term	Refer to Calculation Procedures below

Count	Characteristic	Source Document
82	IO Period (Original)	Loan Agreement
83	Amortization Type During Initial Term	Loan Agreement
84	Amortization Type During Extension Periods	Loan Agreement
85	Current Maturity Date	Loan Agreement
86	Seasoning	Refer to Calculation Procedures below
87	Remaining Extension Options	Loan Agreement
88	Description of Extension Options	Loan Agreement
89	First Extension Period (months)	Loan Agreement
90	First Extension Fee	Loan Agreement
91	Second Extension Period (months)	Loan Agreement
92	Second Extension Fee	Loan Agreement
93	Third Extension Period (months)	Loan Agreement
94	Third Extension Fee	Loan Agreement
95	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
96	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
97	Fully Extended Maturity Date	Loan Agreement
98	Permitted Future Debt (Y/N)	Loan Agreement
99	Existing Additional Debt (Y/N)	Loan Agreement
100	Existing Additional Debt Type	Loan Agreement
101	Existing Additional Debt Cut-off Date Balance ($)	Refer to Calculation Procedures below
102	Grace Period Default (Days)	Loan Agreement
103	Grace Period Late Payments (Days)	Loan Agreement
104	Partial Collateral Release (Y/N)	Loan Agreement
105	Partial Collateral Release Description	Loan Agreement
106	Prepayment Provision	Loan Agreement
107	Prepayment Penalty Period (Original)	Loan Agreement
108	Prepayment Penalty Period (Remaining)	Refer to Calculation Procedures below
109	Remaining Call Protection	Refer to Calculation Procedures below
110	Rate for Prepayment Protection	Loan Agreement
111	As-Is Appraisal Value Date	Appraisal Report
112	As-Is Appraised Value ($)	Appraisal Report
113	Stabilized Appraised Value ($)	Appraisal Report
114	Appraisal Anticipated Stabilization Date	Appraisal Report
115	USPAP Appraisal (Y/N)	Appraisal Report
116	FIRREA Appraisal (Y/N)	Appraisal Report
117	Mortgage Loan Cut-Off Date As-Is LTV Ratio	Refer to Calculation Procedures below
118	Total Debt Cut-Off Date As-Is LTV Ratio	Refer to Calculation Procedures below
119	Fully Funded Mortgage Loan Cut-Off Date Stabilized LTV Ratio	Refer to Calculation Procedures below
120	Maturity Date Fully Funded Mortgage Loan Stabilized LTV Ratio	Refer to Calculation Procedures below
121	Third Most Recent Period	Underwriting Model

Count	Characteristic	Source Document
122	Third Most Recent Revenues ($)	Underwriting Model
123	Third Most Recent Expenses ($)	Underwriting Model
124	Third Most Recent NOI ($)	Underwriting Model
125	Second Most Recent Period	Underwriting Model
126	Second Most Recent Revenues ($)	Underwriting Model
127	Second Most Recent Expenses ($)	Underwriting Model
128	Second Most Recent NOI ($)	Underwriting Model
129	Most Recent Period	Underwriting Model
130	Most Recent Revenues ($)	Underwriting Model
131	Most Recent Expenses ($)	Underwriting Model
132	Most Recent NOI ($)	Underwriting Model
133	Underwritten In Place Physical Occupancy %	Underwriting Model
134	Underwritten Revenues ($)	Underwriting Model
135	Underwritten Expenses ($)	Underwriting Model
136	Underwritten NOI ($)	Underwriting Model
137	Underwritten Reserves ($)	Underwriting Model
138	Underwritten NCF ($)	Underwriting Model
139	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
140	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
141	Mortgage Loan Underwritten NOI DSCR (Interest Reserve)	Refer to Calculation Procedures below
142	Mortgage Loan Underwritten NCF DSCR (Interest Reserve)	Refer to Calculation Procedures below
143	Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
144	Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
145	Stabilized UW Revenues ($)	Underwriting Model
146	Stabilized UW Expenses ($)	Underwriting Model
147	Stabilized UW NOI ($)	Underwriting Model
148	Stabilized UW Reserves ($)	Underwriting Model
149	Stabilized UW NCF ($)	Underwriting Model
150	Fully Funded Mortgage Loan Stabilized UW NOI DSCR	Refer to Calculation Procedures below
151	Fully Funded Mortgage Loan Stabilized UW NCF DSCR	Refer to Calculation Procedures below
152	Fully Funded Mortgage Loan Stabilized UW NOI Debt Yield	Refer to Calculation Procedures below
153	Fully Funded Mortgage Loan Stabilized UW NCF Debt Yield	Refer to Calculation Procedures below
154	Total Debt UW NOI DSCR	Refer to Calculation Procedures below
155	Total Debt UW NCF DSCR	Refer to Calculation Procedures below
156	Total Debt UW NOI Debt Yield	Refer to Calculation Procedures below
157	Total Debt UW NCF Debt Yield	Refer to Calculation Procedures below
158	Appraisal Stabilized Occupancy %	Underwriting Model/Appraisal Report

Count	Characteristic	Source Document
159	Appraisal Stabilized Revenues	Underwriting Model
160	Appraisal Stabilized Expenses	Underwriting Model
161	Appraisal Stabilized NOI	Underwriting Model
162	Appraisal Stabilized Reserves	Underwriting Model
163	Appraisal Stabilized NCF	Underwriting Model
164	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
165	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
167	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
168	Cross Collateralized & Cross Defaulted Loan Flag	Loan Agreement
169	Assumed Loan (Y/N)	Loan Agreement
170	Borrower Name	Loan Agreement
171	Non-Recourse Carveout Guarantor	Guaranty
172	Recourse (Y / N / Partial)	Loan Agreement/Guaranty
173	Affiliated Sponsor	None – Company Provided
174	Ground Lease (Y/N)	Not Applicable
175	Ground Lease Expiration	Not Applicable
176	Ground Lease Extension Options	Not Applicable
177	Ground Lease Expiration Date with Extension Options	Not Applicable
178	Annual Ground Lease Payment	Not Applicable
179	Annual Ground Rent Increases	Not Applicable
180	Engineering Report Date	Property Condition Report
181	Recommended Immediate Repairs	Property Condition Report
182	Environmental Report Date (Phase I)	ESA Phase I Report
183	Environmental Report Date (Phase II)	ESA Phase II Report
184	Environmental Insurance Required (Y/N)	Insurance Certificate
185	Seismic Report Date	Seismic Report
186	Seismic PML %	Seismic Report
187	Seismic Insurance Required (Y/N)	Seismic Report
188	Single-Tenant (Y/N)	Rent Roll
189	Property Manager	Property Management Agreement
190	TIC (Y/N)	Loan Agreement
191	Max Number of TICs	Loan Agreement
192	Single Purpose Borrower (Y/N)	Loan Agreement
193	Independent Director (Y/N)	Loan Agreement
194	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
195	DST (Y/N)	Deed of Trust

Count	Characteristic	Source Document
196	IDOT (Y/N)	Deed of Trust
197	Lockbox Type	Loan Agreement/CMA
198	Cash Management Trigger Event	Loan Agreement/CMA
199	Cash Management Type	Loan Agreement/CMA
200	Environmental Escrow	Loan Agreement
201	Tax Escrow (Cutoff)	Servicer Report
202	Tax Escrow (Monthly)	Loan Agreement
203	Insurance Escrow (Cutoff)	Servicer Report
204	Insurance Escrow (Monthly)	Loan Agreement
205	Immediate Repairs Escrow at Closing	Loan Agreement
206	Immediate Repairs (Current)	Servicer Report
207	Escrowed Replacement Reserves Initial Deposit	Loan Agreement
208	Replacement Reserve (Current)	Servicer Report
209	Replacement Reserve (Monthly)	Loan Agreement
210	Replacement Reserve (Cap)	Loan Agreement
211	TI/LC Reserve (Initial)	Loan Agreement
212	TI/LC Reserve (Current)	Servicer Report
213	TI/LC Reserve (Monthly)	Loan Agreement
214	TI/LC Reserve (Cap)	Loan Agreement
215	TI/LC Holdback (Initial)	Loan Agreement
216	TI/LC Holdback (Current)	Servicer Report
217	Total TI/LC Reserve & Holdback (Initial)	Refer to Calculation Procedures below
218	Total TI/LC Reserve & Holdback (Current)	Refer to Calculation Procedures below
219	Other Reserves/Holdback Description	Loan Agreement
220	Other Reserves/Holdback (Initial)	Loan Agreement
221	Other Reserves/Holdback (Current)	Servicer Report
222	Other Reserves (Monthly)	Loan Agreement
223	Other Reserves (Cap)	Loan Agreement
224	CapEx Reserve Description	Loan Agreement
225	CapEx Reserve (Initial)	Loan Agreement
226	CapEx Reserve (Current)	Servicer Report
227	CapEx Holdback (Initial)	Loan Agreement
228	CapEx Holdback (Current)	Servicer Report
229	Total CapEx Reserve & Holdback (Initial)	Refer to Calculation Procedures below
230	Total CapEx Reserve & Holdback (Current)	Refer to Calculation Procedures below
231	Reserve Description (Debt Service or Shortfall)	Loan Agreement
232	DS/Shortfall Reserve (Initial)	Loan Agreement
233	DS/Shortfall Reserve (Current)	Servicer Report
234	DS/Shortfall Holdback (Initial)	Loan Agreement
235	DS/Shortfall Holdback (Current)	Servicer Report
236	Total DS/Shortfall Reserve & Holdback (Initial)	Refer to Calculation Procedures below

Count	Characteristic	Source Document
237	Total DS/Shortfall Reserve & Holdback (Current)	Refer to Calculation Procedures below
238	Largest Tenant Name	Rent Roll
239	Largest Tenant Square Feet	Rent Roll
240	Largest Tenant Expiration Date	Rent Roll
241	2nd Largest Tenant Name	Rent Roll
242	2nd Largest Tenant Square Feet	Rent Roll
243	2nd Largest Tenant Expiration Date	Rent Roll
244	3rd Largest Tenant Name	Rent Roll
245	3rd Largest Tenant Square Feet	Rent Roll
246	3rd Largest Tenant Expiration Date	Rent Roll
247	4th Largest Tenant Name	Rent Roll
248	4th Largest Tenant Square Feet	Rent Roll
249	4th Largest Tenant Expiration Date	Rent Roll
250	5th Largest Tenant Name	Rent Roll
251	5th Largest Tenant Square Feet	Rent Roll
252	5th Largest Tenant Expiration Date	Rent Roll

Calculation Procedures

With respect to Characteristic 24, we recomputed the Mortgage Loan Annual Debt Service ($) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Cut-off Date Interest Rate and (iii) a fraction equal to 365/360. With respect to the Mortgage Asset identified on the Data File as “Woodhaven Apartments,” we recomputed the Mortgage Loan Annual Debt Service ($) as the product of the monthly payment set forth in the Amortization Schedule and 12.

With respect to Characteristic 25, we recomputed the Fully Funded Mortgage Loan Annual Debt Service ($) as the product of (i) the Mortgage Loan Fully Funded Amount ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360. With respect to the Mortgage Asset identified on the Data File as “Woodhaven Apartments,” we recomputed the Fully Funded Mortgage Loan Annual Debt Service ($) as the product of the monthly payment set forth in the Amortization Schedule and 12.

With respect to Characteristic 26, we recomputed the Total Debt Annual Debt Service ($) as the product of (i) the Total Debt Cut-off Date Balance ($), (ii) the Total Debt Cut-off Date Interest Rate and (iii) a fraction equal to 365/360. With respect to the Mortgage Asset identified on the Data File as “Woodhaven Apartments,” we recomputed the Total Debt Annual Debt Service ($) as the product of the monthly payment set forth in the Amortization Schedule and 12.

With respect to Characteristic 27, we recomputed the Mezzanine Debt Annual Debt Service ($) as the product of (i) the Mezzanine Debt Cut-off Date Balance ($), (ii) the Mezzanine Debt Cut-off Date Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the % of Cut-off Principal Balance by dividing the Mortgage Asset Contributed Balance ($) for such Mortgage Asset by the aggregate of the Mortgage Asset Contributed Balance ($).

With respect to Characteristic 32, for those Mortgage Assets with an Amortization Type During Initial Term of “Interest Only,” the Mortgage Loan Maturity Date Balance ($) was set to equal the Mortgage Loan Fully Funded Amount ($). With respect to the Mortgage Asset identified on the Data File as

“Woodhaven Apartments,” we set the Mortgage Loan Maturity Date Balance ($) to equal the maturity date balance set forth in the Amortization Schedule.

With respect to Characteristic 33, for those Mortgage Assets with an Amortization Type During Initial Term of “Interest Only,” the Fully Funded Mortgage Loan Maturity Balance ($) was set to equal the Mortgage Loan Fully Funded Amount ($). With respect to the Mortgage Asset identified on the Data File as “Woodhaven Apartments,” we set the Fully Funded Mortgage Loan Maturity Balance ($) to equal the maturity date balance set forth in the Amortization Schedule.

With respect to Characteristic 34, we recomputed the Pari Passu Cut-off Date Balance ($) by subtracting the (i) Mortgage Asset Contributed Balance ($) from (ii) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 37, we recomputed the Whole Loan Cut-off Date Balance ($) by summing the (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Subordinate Secured Debt Cut-off Date Balance ($).

With respect to Characteristic 38, we recomputed the Committed Whole Loan Amount ($) by summing the (i) Mortgage Loan Fully Funded Amount ($) and (ii) Subordinate Secured Debt Cut-off Date Balance ($).

With respect to Characteristic 40, we recomputed the Future Funding Initial Amount ($) by subtracting the (i) Mortgage Loan Initial Funded Amount ($) from (ii) Mortgage Loan Fully Funded Amount ($), except with respect to the Mortgage Asset identified on the Data File as “Colton Portfolio,” and related mortgaged properties “Midtown Plaza,” “Lake Forest Plaza” and “Muirlands,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Future Funding Initial Amount ($) for each such Mortgage Asset and mortgaged property is equal to $2,234,369.10, $1,348,326.18, $436,600.86 and $449,442.06 respectively.

With respect to Characteristic 41, we recomputed the Future Funding Remaining as of Cut-off Date ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Mortgage Loan Fully Funded Amount ($). This procedure was performed for Mortgage Assets with a Future Funding Initial Amount ($) greater than $0.00.

With respect to Characteristic 43, we recomputed the Total Debt Cut-off Date Balance ($) by summing the (i) Mortgage Loan Cut-off Date Balance ($), (ii) Subordinate Secured Debt Cut-off Date Balance ($) and (iii) Mezzanine Debt Cut-off Date Balance ($).

With respect to Characteristic 44, we recomputed the Mortgage Loan Cut-Off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the # of Units.

With respect to Characteristic 45, we recomputed the Mortgage Loan Fully Funded / Unit ($) by dividing the Mortgage Loan Fully Funded Amount ($) by the # of Units.

With respect to Characteristic 46, we recomputed the Total Debt Cut-off Date Balance / Unit ($) by dividing the Total Debt Cut-off Date Balance ($) by the # of Units.

With respect to Characteristic 47, we recomputed the Mortgage Loan Maturity Date Balance / Unit ($) by dividing the Mortgage Loan Maturity Date Balance ($) by the # of Units.

With respect to Characteristic 49, we recomputed the Cut-off Date Interest Rate as the sum of (x) the Gross Margin and (y) the greater of (i) the LIBOR Floor % and (ii) an “Assumed LIBOR” of 0.184%, as stipulated by representatives of the Company, and applying, if applicable, the LIBOR Rounding Factor and Rounding Direction.

With respect to Characteristic 52, we recomputed the Floor Rate by adding the LIBOR Floor % to the Gross Margin.

With respect to Characteristic 64, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Gross Margin and (y) the greater of (i) the LIBOR Floor % and (ii) an Assumed LIBOR, and applying, if applicable, the LIBOR Rounding Factor and Rounding Direction.

With respect to Characteristic 79, we recomputed the Initial Loan Term (Remaining) by subtracting the Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 81, we recomputed the Remaining Amortization Term by subtracting the Seasoning from the Original Amortization Term. With respect to those Mortgage Assets with an Amortization Type During Initial Term of “Interest Only / Balloon,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period (Original). This procedure was not performed for those Mortgage Assets with an Amortization Type During Initial Term of “Interest Only.”

With respect to Characteristic 86, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in May 2020 (the “Cut-off Date”).

With respect to Characteristic 95, we recomputed the Fully Extended Loan Term (Original) by summing the (i) Initial Loan Term (Original), (ii) First Extension Period (months), (iii) Second Extension Period (months) and (iv) Third Extension Period (months)

With respect to Characteristic 96, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 101, we recomputed the Existing Additional Debt Cut-off Date Balance ($) by summing the (i) Subordinate Secured Debt Cut-off Date Balance ($) and (ii) Mezzanine Debt Cut-off Date Balance ($).

With respect to Characteristic 108, we recomputed the Prepayment Penalty Period (Remaining) as the maximum of (x) zero and (y) the Prepayment Penalty Period (Original) minus the Seasoning.

With respect to Characteristic 109, we recomputed the Remaining Call Protection as the maximum of (x) zero and (y) the Prepayment Penalty Period (Original) minus the Seasoning.

With respect to Characteristic 117, we recomputed the Mortgage Loan Cut-off Date As-Is LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value ($).

With respect to Characteristic 118, we recomputed the Total Debt Cut-Off Date As-Is LTV Ratio by dividing the Total Debt Cut-off Date Balance ($) by the As-Is Appraised Value ($).

With respect to Characteristic 119, we recomputed the Fully Funded Mortgage Loan Cut-Off Date Stabilized LTV Ratio by dividing the Mortgage Loan Fully Funded Amount ($) by the Stabilized Appraised Value ($), if any, or else by the As-Is Appraised Value ($).

With respect to Characteristic 120, we recomputed the Maturity Date Fully Funded Mortgage Loan Stabilized LTV Ratio by dividing the Fully Funded Mortgage Loan Maturity Balance ($) by the Stabilized Appraised Value ($), if any, or else by the As-Is Appraised Value ($).

With respect to Characteristic 139, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI ($) by the Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 140, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF ($) by the Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 141, the Mortgage Loan Underwritten NOI DSCR (Interest Reserve) is assumed to equal (x) for those Mortgage Assets with a Mortgage Loan Underwritten NOI DSCR of less than 1.00 and Total DS/Shortfall Reserve & Holdback (Current) greater than zero, 1.00 and (y) for all other Mortgage Assets, the Mortgage Loan Underwritten NOI DSCR.

With respect to Characteristic 142, the Mortgage Loan Underwritten NCF DSCR (Interest Reserve) is assumed to equal (x) for those Mortgage Assets with a Mortgage Loan Underwritten NCF DSCR of less than 1.00 and Total DS/Shortfall Reserve & Holdback (Current) greater than zero, 1.00 and (y) for all other Mortgage Assets, the Mortgage Loan Underwritten NCF DSCR.

With respect to Characteristic 143, we recomputed the Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI ($) by the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 144, we recomputed the Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF ($) by the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 150, we recomputed the Fully Funded Mortgage Loan Stabilized UW NOI DSCR by dividing the Stabilized UW NOI ($) by the Fully Funded Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 151, we recomputed the Fully Funded Mortgage Loan Stabilized UW NCF DSCR by dividing the Stabilized UW NCF ($) by the Fully Funded Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 152, we recomputed the Fully Funded Mortgage Loan Stabilized UW NOI Debt Yield by dividing the Underwritten NOI ($) by the Mortgage Loan Fully Funded Amount ($).

With respect to Characteristic 153, we recomputed the Fully Funded Mortgage Loan Stabilized UW NCF Debt Yield by dividing the Underwritten NCF ($) by the Mortgage Loan Fully Funded Amount ($).

With respect to Characteristic 154, we recomputed the Total Debt UW NOI DSCR by dividing the Underwritten NOI ($) by the Total Debt Annual Debt Service ($).

With respect to Characteristic 155, we recomputed the Total Debt UW NCF DSCR by dividing the Underwritten NCF ($) by the Total Debt Annual Debt Service ($).

With respect to Characteristic 156, we recomputed Total Debt UW NOI Debt Yield by dividing the Underwritten NOI ($) by the Total Debt Cut-off Date Balance ($).

With respect to Characteristic 157, we recomputed the Total Debt UW NCF Debt Yield by dividing the Underwritten NCF ($) by the Total Debt Cut-off Date Balance ($).

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Mortgage Loan Fully Funded Amount ($).

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Mortgage Loan Fully Funded Amount ($).

With respect to Characteristic 217, we recomputed the Total TI/LC Reserve & Holdback (Initial) by summing the (i) TI/LC Holdback (Initial) and (ii) TI/LC Reserve (Initial).

With respect to Characteristic 218, we recomputed the Total TI/LC Reserve & Holdback (Current) by summing the (i) TI/LC Holdback (Current) and (ii) TI/LC Reserve (Current).

With respect to Characteristic 229, we recomputed the Total CapEx Reserve & Holdback (Initial) by summing the (i) CapEx Holdback (Initial) and (ii) CapEx Reserve (Initial).

With respect to Characteristic 230, we recomputed the Total CapEx Reserve & Holdback (Current) by summing the (i) CapEx Holdback (Current) and (ii) CapEx Reserve (Current).

With respect to Characteristic 236, we recomputed the Total DS/Shortfall Reserve & Holdback (Initial) by summing the (i) DS/Shortfall Holdback (Initial) and (ii) DS/Shortfall Reserve (Initial).

With respect to Characteristic 237, we recomputed the Total DS/Shortfall Reserve & Holdback (Current) by summing the (i) DS/Shortfall Holdback (Current) and (ii) DS/Shortfall Reserve (Current).